STOCKPILES AND ORE ON LEACH PADS (Tables)	12 Months Ended
Dec. 31, 2022
STOCKPILES AND ORE ON LEACH PADS
Stockpiles and ore on leach pads

	At December 31, 2022			At December 31, 2021
	Stockpiles	Ore on Leach Pads	Total	Stockpiles	Ore on Leach Pads	Total
Current	$480	$294	$774	$491	$366	$857
Non-current	1,391	325	1,716	1,442	333	1,775
Total	$1,871	$619	$2,490	$1,933	$699	$2,632